STOCK OPTION PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
NOTE 7. STOCK OPTION PLAN

On September 17, 2007, the Company’s Board of Directors and stockholders adopted the 2007 Incentive Stock and Awards Plan (as amended on November 5, 2008, January 25, 2012, and July 18, 2012, the “Plan”), which, as of June 30, 2012, provided for the issuance of a maximum of an aggregate of 3,750,000 shares of the Company’s common stock.  The purpose of the Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons in the Company’s development and financial success. Under the Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Internal Revenue Code, non-qualified stock options and restricted stock. The Plan will be administered by the Company’s Board of Directors until such time as such authority has been delegated to a committee of the Board of Directors.  On January 25, 2012, our stockholders approved an amendment to the Plan to increase the number of shares available for issuance under the Plan from 375,000 to 3,750,000 and to modify the definition of “fair market value” under the Plan, among other things.  The approval became effective on February 26, 2012.  Effective on July 18, 2012, our board of directors and stockholders holding a majority of our outstanding voting power approved a further amendment to the Plan to increase the number of shares available for issuance under the Plan from 3,750,000 to 12,000,000 and to increase the per person limit on the maximum number of shares of the Company’s common stock that may be granted to an individual under the Plan in a calendar year.  Stockholder approval of the amendment will become effective when the Company has complied with certain notice requirements under the Securities Exchange Act of 1934 (the “Exchange Act”).

A summary of the Plan activity for the six months ended June 30, 2012 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2012	150,152	$9.68
Granted	4,975,000	0.73
Exercised	-
Cancelled/Forfeited	(625,000)	0.64
Outstanding - June 30, 2012	4,500,152	$1.03	5.26	$75,000
Exercisable - June 30, 2012	1,053,402	$1.97	5.78	$15,885
Vested and expected to vest - June 30, 2012	4,155,477	$1.06	5.27	$70,625

The aggregate intrinsic value in the table above represents the total pre-tax amount of the proceeds, net of exercise price, which would have been received by option holders if all option holders had exercised and immediately sold all options with an exercise price lower than the market price on June 29, 2012, based on the closing price of the Company’s common stock of $0.60 on that date.

On January 25, 2012, the Board approved the grant to Dr. Balbir Brar, the Company’s President, of an option to purchase 1,125,000 shares of common stock under the Plan pursuant to the Company’s form of Incentive Stock Option Agreement, which option was granted on January 25, 2012. The exercise price of the option is $0.736 and the option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Dr. Brar continues to be employed by the Company as of the applicable vesting date.

On January 25, 2012, in connection with a senior advisory agreement, the Board approved the grant to Dr. Paul Finnegan, a director, an option to purchase up to 625,000 shares of common stock under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement, which option was granted on January 25, 2012. The exercise price of the option is $0.64. The option was originally scheduled to vest as follows: 250,000 shares on January 6, 2013, 250,000 shares on January 6, 2014 and 125,000 on January 6, 2015. On May 9, 2012, the Company entered into a termination agreement to terminate its senior advisory agreement with Dr. Finnegan, and, in connection therewith, entered into an amendment to Dr. Finnegan’s option agreement.  The amendment to the option agreement modifies the vesting schedule of the option to provide that 40% of the shares covered by the grant will vest on September 30, 2012, 40% will vest on March 31, 2013 and 20% will vest on September 30, 2013, provided that Dr. Finnegan is serving as a director, employee or consultant at the time of such vesting.  In connection with the termination of the senior advisory agreement, the option agreement was also modified to provide for the issuance of the option as compensation for Dr. Finnegan’s services as a director rather than a consultant.  This option is accounted for as an employee stock option agreement, the final valuation of the option was determined at the date of modification and the remaining expense of the option agreement will be recognized ratably over the remaining vesting periods in accordance with the modified terms.

On January 25, 2012, the Board approved a one-time stock option grant to Mr. Mark Baum, the Company’s current Chief Executive Officer and a director, to purchase up to 625,000 shares of the Company’s common stock under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement, which option was granted on January 25, 2012. The options was issued to Mr. Baum for his uncompensated services as Chairman of the Board and significant ongoing services related, but not limited to, the Company’s emergence from Chapter 11 bankruptcy protection, negotiation with creditors, pursuit of additional financing opportunities and hiring of executive officers.  The option vests in twelve equal monthly periods, commencing on January 25, 2012 and ending on January 25, 2013 and has an exercise price of $0.48.

On January 25, 2012 the Board approved the grant to Andrew R. Boll, the Company’s Vice-President of Accounting and Public Reporting, of an option to purchase up to 75,000 shares of common stock under the Plan pursuant to the Company’s form of Incentive Stock Option Agreement, which option was granted on February 1, 2012. The exercise price of the option is $0.736 and the option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Mr. Boll continues to be employed by the Company as of the applicable vesting date.

On January 25, 2012 the Board approved the grant to Dr. Joachim Schupp, the Company’s Chief Medical Officer, of an option to purchase up to 375,000 shares of common stock under the Plan pursuant to the Company’s form of Incentive Stock Option Agreement, which option was granted on February 15, 2012. The exercise price of the option is $0.72 and the option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Dr. Schupp continues to be employed by the Company as of the applicable vesting date.

On April 1, 2012, the Board of Directors approved the issuance of options to purchase 125,000 shares of the Company’s common stock to each of the Company’s directors, including the Company’s employee and non-employee directors, under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  Each of the options has an exercise price of $0.90 per share.  The options have a term of five years and vest quarterly over a one year period, such that the option to purchase 31,250 shares vests on each of June 30, 2012, September 30, 2012, December 31, 2012 and March 31, 2013.

On April 1, 2012, in recognition and consideration for his services as a director to the Company during 2010 and 2011, the Board approved the issuance to Dr. Jeff Abrams of an additional option to purchase 300,000 shares of the Company’s common stock with an exercise price of $0.90 per share under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option has a ten year term and vests monthly over a one year period.

On April 1, 2012, the Company granted to Mr. Baum an option to purchase up to 300,000 shares of the Company’s common stock at an exercise price of $0.90 per share under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance and an additional 9,375 options vesting monthly for the next twenty four months thereafter.

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to employees and directors during the six months ended June 30, 2012:

Six Months Ended June 30, 2012
Weighted-average fair value of options granted	$0.64
Expected terms (in years)	3-5.5
Expected volatility	219-360%
Risk-free interest rate	0.36-1.03%
Dividend yield	-

Effective April 1, 2012, the Company entered into an advisory agreement with director Dr. Robert Kammer (the “Advisory Agreement”) pursuant to which Dr. Kammer will provide certain services to the Company in addition to his services as a director, including, but not limited to, providing management and advice regarding the operations of the registration clinical trials including start-up and on-going clinical operational and development activities, manufacturing and quality control of the clinical and commercial supplies, project and operational management, assistance in the identification of new drug delivery technologies that may be available for acquisition or license and assistance in the development of the Company’s intellectual property. Under the terms of the Advisory Agreement, Dr. Kammer is to be compensated $10,000 per month in the form of common stock based on $0.90 price per share being allocated to each dollar of payment due to Dr. Kammer. Upon the completion of a financing transaction yielding not less than $15,000,000 to the Company, Dr. Kammer may unilaterally choose to be paid in either cash or common stock, based on the same $0.90 price per share. Dr. Kammer and the Company have agreed that the common stock issuable to Dr. Kammer as compensation under his advisory agreement is to be accrued and issued on a quarterly or annual basis; accordingly, as of the date hereof no such shares have been issued to Dr. Kammer. The balance due to Dr. Kammer at June 30, 2012 under the Advisory Agreement was $30,000 (share equivalent of 33,333 common shares) and is included in accounts payable and accrued expenses in the accompanying unaudited condensed consolidated balance sheet.

In connection with the Advisory Agreement, the Company granted to Dr. Kammer an option to purchase up to 300,000 shares of the Company’s common stock at an exercise price of $0.90 per share under the Plan pursuant to the Company’s form of Nonqualified Stock Option Agreement.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance and an additional 9,375 options vesting monthly for the next twenty four months thereafter. In accordance with accounting guidance for share-based compensation to consultants, the unvested portion of the option will be revalued on an interim basis until the termination of the Advisory Agreement.  The Advisory Agreement is to terminate on the earlier of the completion of the services or the second anniversary of the date of the agreement. As of June 30, 2012, the revalued aggregate estimated fair value of the stock option, based on the Black-Scholes-Merton pricing model, was $203,736.

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to consultants during the six months ended June 30, 2012:

Six Months Ended June 30,2012
Weighted-average fair value of options granted	$0.68
Expected terms (in years)	4.83-5.00
Expected volatility	306% - 361%
Risk-free interest rate	0.62%-1.03%
Dividend yield	-

The Company’s outstanding options have been granted to the employees, directors and consultants at exercise prices that range from $0.48 to $16.00, the estimated fair market value of the common stock on the dates of issuance.  These options have expiration dates that range from 4 – 10 years of their grant date and were vested immediately, monthly, quarterly, or on an annual basis for a period of up to five years. The Company uses the Black-Scholes-Merton option pricing model to estimate the grant-date fair value of share-based awards. The Black-Scholes-Merton model requires subjective assumptions regarding future stock price volatility and expected time to exercise, along with assumptions about the risk-free interest rate and expected dividends, which affect the estimated fair values of the Company’s stock-based awards. The expected term of options granted was determined in accordance with the “simplified approach” as the Company has limited historical data on employee exercises and post-vesting employment termination behavior. The expected volatility is based on the historical volatilities of the common stock of the Company.  The risk-free rate selected to value any particular grant is based on the U.S. Treasury rate that corresponds to the expected term of the grant effective as of the date of the grant. The Company used 0% as an expected dividend yield assumption. These factors could change in the future, affecting the determination of stock-based compensation expense in future periods. Utilizing these assumptions, the fair value is determined at the date of grant.

The Company issued options to purchase up to 4,975,000 shares of the Company’s common stock during the six months ended June 30, 2012.  The weighted average fair value per share of grants issued during the six months ended June 30, 2012 was $0.64.

As of June 30, 2012, there was approximately $2,044,000 of total unrecognized compensation expense related to unvested stock options under the Plan. That expense is expected to be recognized over the weighted-average period of 1.61 years.

On September 17, 2007, the Company’s Board of Directors and stockholders adopted the 2007 Incentive Stock and Awards Plan (the “Plan”), which provides for the issuance of a maximum of an aggregate of 3,000,000 (as amended on November 5, 2008) shares of Common Stock. The purpose of the Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into the Company’s development and financial success. Under the Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. The Plan will be administered by the Company’s Board of Directors until such time as such authority has been delegated to a committee of the board of directors.

A summary of the Plan for the year ended December 31, 2011 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding - January 1, 2011	313,277	$10.96
Granted	37,500	0.80
Exercised	-	-
Cancelled/Forfeited	(200,625)	10.08
Outstanding - December 31, 2011	150,152	$9.68	3.28	$6,000
Exercisable - December 31, 2011	146,152	$9.76	3.18	$6,000
Vested and expected to vest - December 31, 2011	149,752	$9.68	3.27	$6,000

The aggregate intrinsic value in the table above represents the total pre-tax amount of the proceeds, net of exercise price, which would have been received by option holders if all option holders had exercised and immediately sold all options with an exercise price lower than the market price on December 31, 2011, based on the closing price of the Company’s common stock of $0.96 on that date.

The options were granted to the employees, directors and consultants at exercise prices that ranged from $0.80 to $20.96, the estimated fair market value of the common stock on the dates of issuance. All options granted prior to 2011 expire on the ten year anniversary of the issuance date and were vested immediately or on a quarterly basis up to five years. The Company uses the Black-Scholes option pricing model to estimate the grant-date fair value of share-based awards. The Black-Scholes model requires subjective assumptions regarding future stock price volatility and expected time to exercise, along with assumptions about the risk-free interest rate and expected dividends, which affect the estimated fair values of the Company’s stock-based awards. The expected term of options granted was determined in accordance with the “simplified approach” as the Company has very limited historical data on employee exercises and post-vesting employment termination behavior. The expected volatility is based on the historical volatilities of the common stock of comparable publicly traded companies based on the Company’s belief that it currently has limited historical data regarding the volatility of its stock price on which to base a meaningful estimate of expected volatility. The risk-free rate selected to value any particular grant is based on the U.S. Treasury rate that corresponds to the expected term of the grant effective as of the date of the grant. The Company used 0% as an expected dividend yield assumption. These factors could change in the future, affecting the determination of stock-based compensation expense in future periods. Utilizing these assumptions, the fair value is determined at the date of grant. The weighted fair value of the stock options granted during 2011 is $0.32. For the years ended December 31, 2011 and 2010 and for the period from inception through December 31, 2011, the Company recorded stock-based compensation related to stock options and restricted stock for employees and directors of $192,153, $547,895 and $1,461,165, respectively which is included in selling, general and administrative expenses and research and development expenses in the amount of $154,399 and $37,754, $447,292 and $100,603, and $1,024,102 and $437,063, respectively. The Company cancelled 200,625 stock options during the year ended December 31, 2011. These options were cancelled due to the resignation of the optionees during the fiscal year.

The financial statement effect of forfeitures is estimated at the time of grant and revised, if necessary, if the actual effect differs from those estimates. For option grants to employees and directors in 2010, the Company assigned a forfeiture factor of 10%. This percentage was determined based on consideration of actual forfeitures realized to date and estimated forfeitures to potentially occur in the future. All option grants during 2011 were immediately exercisable; therefore, there was no forfeiture factor assigned.

As of December 31, 2011, there was approximately $14,094 of total unrecognized compensation expense related to unvested stock options under the Plan. That expense is expected to be recognized over the weighted-average period of 1.89 years.

Effective February 17, 2010, the Board of Directors of the Company accepted the resignation of Dr. Juliet Singh as Chief Executive Officer of the Company and as a director on the Board. In connection with Dr. Singh’s resignation, the Company and Dr. Singh entered into a separation agreement that provided Dr. Singh with one year of continued salary in accordance with the terms of her existing employment agreement as well as the accelerated vesting of 37,500 stock options previously granted. In addition, the term in which Dr. Singh may exercise the vested options (which included 76,250 options in total, comprised of 38,750 stock options that were vested as of the separation date as well as the 37,500 stock options subject to the accelerated vesting) was modified and extended to three years from the date of her resignation. In accordance with accounting guidance, since these stock options were modified, the value of the modification for each stock option was determined. For the stock options vested as of the separation date, the modified value was equal to the number of options multiplied by the difference in value (per the Black-Scholes option pricing model) between the original and modified terms of the stock options utilizing current values for market stock price, interest rate and volatility. For the stock options in which the vesting was accelerated, the new value for these stock options was calculated as of the separation date using the Black-Scholes option pricing model. In total, the additional stock based compensation expense recognized for the modified stock options was approximately $174,000 and was recorded in stock-based compensation in additional paid-in capital and general and administrative expenses in the accompanying consolidated balance sheets and consolidated statement of operations as of and for the year ended December 31, 2010, respectively.

On February 26, 2010, the Company’s Board of Directors granted 37,500 stock options to an executive officer of the Company under the Company’s 2007 Incentive Stock and Awards Plan. All of the options were granted with an exercise price of $7.20 and have a ten year life. Also, the options vest one-twelfth per quarter commencing on the first full quarter after the initial grant date of February 26, 2010.

On August 13, 2010, the Company entered into a consulting agreement (previously approved by the Board of Directors) with a retained search firm to provide the Company with executive recruitment services. In accordance with the agreement, the Company had the option to pay for such services in cash or by issuing stock options of an equivalent value. Per the agreement, 50% of the fee (deemed non-refundable) was due upon execution of the agreement and the remaining 50% was due if and when the retained search firm placed a candidate with the Company. The total fee ultimately owed to the retained search firm would not be finalized until an executive was hired as it will be based on the total compensation for the executive in the first year of employment. It was agreed between the retained search firm and the Company that the value of the stock option as of the execution of the agreement would be the basis for determining the number of stock options to be issued for the initial fee as well as in the total fee due to the retained search firm. The option value was determined to be $5.26 based on the Black-Scholes pricing model using an exercise price of $8.56. Using an estimated first year salary (including bonus) of $350,000, the total fee was estimated to be $105,000. As noted above, the Company was obligated to pay 50% of the estimated total fee, or $52,500, upon execution of the agreement, which the Company opted to issue a non-qualified stock option in lieu of cash. Therefore, the Company issued a non-qualified stock option, under the Plan, to purchase up to 10,000 shares of common stock in payment of this initial fee. The stock option is non-refundable and therefore, fully vested upon issuance. As a result, the total value of the fee/option was recognized in August 2010. Effective October 20, 2010, the Board of Directors appointed a new president and chief executive officer that was a candidate referred to the Company from the retained search firm (see below). The total first year compensation for the executive was estimated to be $441,000, therefore, the final fee due to the retained search firm was $132,300. The Company opted to pay the remainder of the fee due with a non-qualified stock option. Considering the option issued in August 2010 for the purchase of up to 10,000 shares of common stock, the final stock option issued in October 2010 was to purchase an additional 15,152 shares of common stock. The value of this stock option representing the remainder of the fee, $79,800, was recognized in October 2010. For the years ended December 31, 2011 and 2010 and the period from Inception through December 31, 2011, the Company recorded stock-based compensation related to these stock options of $0, $132,300 and $132,300, respectively.

Effective October 20, 2010, the Company appointed John N. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company. Dr. Bonfiglio was also appointed as a director on the Company’s Board. The Board granted Dr. Bonfiglio a stock option for 50,000 shares of common stock and issued 6,250 shares of restricted common stock in accordance with the Company’s 2007 Incentive Stock and Awards Plan. The stock option and the restricted common stock will vest as follows: 25% of the option shares and the restricted stock shall vest immediately upon grant, with the balance of the option shares and the restricted stock vesting in equal monthly installments over the next 36 months beginning 30 days after the grant date; provided, however, Dr. Bonfiglio shall gain a vested interest in an additional 10% of the option shares and the restricted stock upon the closing of a Qualified Transaction. The exercise price of the stock option will be $6.40 per share, the reported closing price of the Company’s common stock on October 20, 2010. The vesting of all options will fully accelerate upon an involuntary termination of Dr. Bonfiglio’s employment within twelve months following a change of control (as such terms are defined in the Employment Agreement). Effective May 13, 2011, this individual resigned and all options granted to the employee have been cancelled.

On October 5, 2011, priority claims of former employees in the amount of $119,667 originating as a result of the Company’s Bankruptcy petition filed June 26, 2010 (the “Priority Claimants”), were settled and paid by the Company. These amounts consisted of accrued and owed payroll amounts, accrued vacation and any other claims held against the Company at October 5, 2011. The Priority Claimants were given cash in the amount $47,975 and 37,500 stock options valued at $11,400 and the difference of $60,292 was recognized as a gain on forgiveness of liabilities during the year ended December 31, 2011. These options have an exercise price of $0.80, vested immediately upon issuance, and have a three year life from the date of issuance.

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the employees and directors during the years ended December 31, 2011 and 2010

	2011	2010
Weighted-average fair value of options granted	$0.32	$4.48
Expected terms (in years)	3.0	6.0
Expected volatility	85%	75%
Risk-free interest rate	0.46%	2.02%
Dividend yield	-	-

No options were issued to consultants during the year ended December 31, 2011.

The table below illustrates the fair value per share and Black-Scholes option pricing model with the following assumptions used for the grants issued to the consultants during the year ended December 31, 2010:

2010
Weighted-average fair value of options granted	$5.28
Expected terms (in years)	5.0
Expected volatility	75%
Risk-free interest rate	1.63%
Dividend yield	-